SHARE CAPITAL AND SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
SHARE CAPITAL AND SHARE BASED COMPENSATION

26.	SHARE CAPITAL AND SHARE BASED COMPENSATION

Our common shares are listed on the Nasdaq Stock Exchange.

As at December 31, 2021 and 2020, our authorized and issued share capital is as follows:

Authorized share capital:

(in thousands of $, except per share data)	2021	2020
150,000,000 (2020: 150,000,000) common shares of $1.00 each	150,000	150,000

Issued share capital:

(in thousands of $, except per share data)	2021	2020
108,222,604 (2020: 109,943,594) outstanding issued common shares of $1.00 each	108,223	109,944

(number of shares)	2021	2020
As at January 1	109,943,594	101,302,404
Repurchase and cancellation of treasury shares (1)	(1,984,647)	(3,500,000)
Issuance of shares (2)	—	12,067,789
Vesting of RSUs	263,657	73,401
As at December 31	108,222,604	109,943,594

(1) During 2021, we repurchased and cancelled 2.0 million of treasury shares for a consideration of $24.5 million inclusive of brokers commission of $0.04 million.

In February 2020, we purchased 1.5 million shares for a consideration of $70.4 million and cancelled all our 3.5 million treasury shares, that we repurchased in 2020 and prior years.

(2) In December 2020, we closed a registered equity offering of 12,067,789 of our common shares, at par value of $1.00 per share. We raised proceeds, net of the underwriter's discount and offering fees, of approximately $100 million, which we used to partially repay the term loan facility, fully repay the margin loan facility and for general corporate purposes.
Contributed surplus
As at December 31, 2021 and 2020 we had contributed surplus of $200 million. Contributed surplus is capital that can be returned to stockholders without the need to reduce share capital, thereby giving Golar greater flexibility when it comes to declaring dividends.

Share options

The Golar LNG Limited Long Term Incentive Plan (“LTIP”) was adopted by our board of directors, effective as of October 24, 2017. The maximum aggregate number of common shares that may be delivered pursuant to any and all awards under the Company’s LTIP shall not exceed 3,000,000 common shares, subject to adjustment due to recapitalization or reorganization as provided under the LTIP. The LTIP allows for grants of (i) share options, (ii) share appreciation rights, (iii) restricted share awards (iv) share awards, (v) other share-based awards, (vi) cash awards, (vii) dividend equivalent rights, (viii) substitute awards and (ix) performance-based awards, or any combination of the foregoing as determined by the board of directors or nominated committee in its sole discretion. Either authorized unissued shares or treasury shares (if there are any) in the Company may be used to satisfy exercised options.

In 2021, the Company granted 750,000 share options to its officers. The options vest in equal installments over 2 years and have a three-year term. In 2020, no share options were awarded to employees.

The fair value of each option award is estimated on the grant date or modification date using the Black-Scholes option pricing model. The weighted average assumptions as at May 2021 grant date are noted in the table below:

2021
Risk free interest rate	0.2%
Expected volatility of common stock	85.0%
Expected dividend yield	0.0%
Expected term of options (in years)	2.3 years

The assumption for expected future volatility is based primarily on an analysis of historical volatility of our common stock.

Where the criteria for using the simplified method are met, we have used this method to estimate the expected term of options based on the vesting period of the award that represents the period options granted are expected to be outstanding. Under the simplified method, the mid-point between the vesting date and the maximum contractual expiration date is used as the expected term. Where the criteria for using the simplified method are not met, we used the contractual term of the options.

The dividend yield has been estimated at 0.0% as the exercise price of the options are reduced by the value of dividends, declared and paid on a per share basis.

As at December 31, 2021, 2020 and 2019, the number of options outstanding in respect of Golar shares was 1.5 million, 1.8 million and 2.7 million, respectively.
A summary of the share option activity for the year ended December 31, 2021 is presented below:

	Shares (in '000s)	Weighted average exercise price	Weighted average remaining contractual term (years)
Options outstanding at December 31, 2020	1,841	$24.62	1.2
Granted during the year	750	$10.97
Forfeited during the year	(205)	$23.46
Lapsed during the year	(881)	$25.19
Options outstanding at December 31, 2021	1,505	$17.65	1.6

Options outstanding and exercisable at:
December 31, 2021	755	$24.28	0.8
December 31, 2020	1,717	$24.46	1.2
December 31, 2019	2,221	$30.74	1.7

The exercise price of all options is reduced by the amount of dividends declared and paid up to 2019. The above figures for options granted, exercised and forfeited show the average of the prices at the time of granting, exercising and forfeiting of the options, and for options outstanding at the beginning and end of the year, the average of the reduced option prices is shown.

As of December 31, 2021, 2020 and 2019, the aggregate intrinsic value of share options that were both outstanding and exercisable was $nil as the exercise price was higher than the market value of the share options at year end.

	Year ended December 31
(in thousands of $)	2021	2020	2019
Total fair value of share options fully vested in the year	1,595	3,175	8,967

Compensation cost recognized in the consolidated statement of income	1,434	2,274	7,148
Share options cost capitalized*	16	110	608
*Relates to capitalized costs on share options awarded to employees directly involved in certain vessel conversion projects.
As of December 31, 2021, the total unrecognized compensation cost amounting to $1.8 million relating to options outstanding is expected to be recognized over a weighted average period of 1.4 years.

Restricted Stock Units (RSU)

Time-based RSUs

Pursuant to the LTIP, the Company granted certain individuals nil and 0.7 million of RSUs during the years ended December 31, 2021 and 2020, respectively. The RSUs vest equally over a period of 3 years.

The fair value of the RSU award is estimated using the market price of our common stock at grant date with expense recognized over the three-year vesting period.
A summary of time-based RSU activities for the year ended December 31, 2021 is presented below:

	Shares (in '000s)	Weighted average grant date fair value per share	Weighted average remaining contractual term (years)
Non-vested RSUs at December 31, 2020	748	10.02	2.0
Vested during the year	(264)	10.94
Forfeited during the year	(141)	9.07
Non-vested RSUs at December 31, 2021	343	9.71	1.1

Performance-based RSUs

In March 2020, the Company also granted certain individuals RSUs that are subject to the achievement of a total shareholder return (TSR) performance condition relative to the TSR of a predetermined group of peer companies over a three-year performance period ending December 31, 2022. The maximum number of RSUs that may be earned under the award is 159,430. Payouts of the performance-based RSUs will range from 0% to 100% of the target awards based on the Company’s TSR ranking within the peer group. This award will vest in March 2023.

The fair value of this award is estimated on the grant date using the Monte Carlo simulation model. The weighted average assumptions as of grant date are noted in the table below:

2020
Remaining performance period	2.8 years
Contractual term	3.0 years
Expected dividend yield	0.0%
Risk fee interest rate	0.42%
Golar volatility	84%
Share price at grant date	$7.49

The assumption for expected future volatility is based primarily on an analysis of historical volatility of our common stock with an implied volatility factored in for the last 0.9 years of the performance period.

A summary of performance-based RSU activity for the year ended December 31, 2021 is presented below:

	Shares (in '000s)	Weighted average grant date fair value per share	Weighted average remaining contractual term (years)
Non-vested performance based RSUs at December 31, 2020	159	6.25	2.21
Forfeited during the year	(131)	6.25
Non-vested performance based RSUs at December 31, 2021	28	6.25	1.21

	Year ended December 31
(in thousands of $)	2021	2020	2019
Compensation cost recognized in the consolidated statement of income	1,774	2,739	1,124
RSU cost capitalized*	322	295	—
*Relates to capitalized costs on RSUs awarded to employees directly involved in certain vessel conversion projects.

As of December 31, 2021, the total unrecognized compensation cost of $1.7 million relating to both time-based and performance based RSUs outstanding is expected to be recognized over a weighted average period of 1.0 year.